Average Annual Total Returns{- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Extended Market Index Fund	Fidelity Extended Market Index Fund Return Before Taxes Past 1 year	Fidelity Extended Market Index Fund Return Before Taxes Past 5 years	Fidelity Extended Market Index Fund Return Before Taxes Past 10 years	Fidelity Extended Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Extended Market Index Fund After Taxes on Distributions Past 5 years	Fidelity Extended Market Index Fund After Taxes on Distributions Past 10 years	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Extended Market Index Fund After Taxes on Distributions and Sales Past 10 years	WA008 Past 1 year	WA008 Past 5 years	WA008 Past 10 years
Total	32.16%	16.05%	13.16%	31.18%	14.69%	11.92%	19.31%	12.49%	10.53%	32.17%	15.89%	13.03%